Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of mutual funds depositary function [line items]
Equity	$ 839,458	$ 7,365,144
Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,231,510,642
Equity	$ 22,630,750
Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	242,765,317
Equity	$ 10,689,989
Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	46,155,016
Equity	$ 1,635,163
Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,871,950,929
Equity	$ 5,661,357
Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	39,925,450
Equity	$ 5,399,159
Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	13,492,368
Equity	$ 1,665,300
Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	204,630,659
Equity	$ 2,329,663
Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	15,160,985,615
Equity	$ 167,680,294
Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	811,963,183
Equity	$ 6,338,065
Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	77,051,608
Equity	$ 870,677
Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	702,329,083
Equity	$ 5,867,099
Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	424,876,097
Equity	$ 2,746,821
Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	10,920,588
Equity	$ 1,818,596
Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,863,198
Equity	$ 353,113
Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	204,190,813
Equity	$ 4,657,582
Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	95,229,288
Equity	$ 1,716,424
Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	68,665,665
Equity	$ 1,483,665
Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,368,464,766
Equity	$ 13,209,510
Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	548,961,979
Equity	$ 1,311,417
Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	136,970,768
Equity	$ 939,800
Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	55,111,867,139
Equity	$ 3,110,104
Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	268,962,626
Equity	$ 7,901,050
Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,456,709,951
Equity	$ 3,110,839
Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	223,046,965
Equity	$ 1,858,292
Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	17,579,499
Equity	$ 3,156,160
Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	714,552,012
Equity	$ 7,640,633
Argenfunds Liquidez [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	10,487,802,190
Equity	$ 35,478,857
Argenfunds Retorno Absoluto [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	214,491,575
Equity	$ 956,396
Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	7,416,062
Equity	$ 1,243,800
Argenfunds Renta Mixta Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,165,105
Equity	$ 177,582
Argenfunds Renta Variable [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,281,738,860
Equity	$ 149,062
Argenfunds Infraestructura [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	124,707,305
Equity	$ 200,913
Pionero Capital [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,091,257,043
Equity	$ 4,283,954
Pionero Renta Balanceado [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	12,507,475,184
Equity	$ 21,234,806
Pionero Desarrollo [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,815,845,697
Equity	$ 5,869,207
Pionero Retorno [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	1,391,845,010
Equity	$ 1,674,448